Goodwill and intangible assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2022	Mar. 31, 2022
Statements [Line Items]
Goodwill	¥ 1,487,100	¥ 1,275,112	¥ 952,895	¥ 952,895
Growth rate	3.50%	3.50%
Game & Network Services [member]
Statements [Line Items]
Goodwill	¥ 465,647	¥ 407,121
Intangible assets with indefinite useful life	¥ 57,438	¥ 57,409
Growth rate	1.50%	1.50%
Pre-tax discount rate	9.60%	10.80%
Music [member]
Statements [Line Items]
Goodwill	¥ 710,888	¥ 579,969
Music [member] | Worldwide Recorded Music Cash Generating Unit [member]
Statements [Line Items]
Goodwill	¥ 342,653	¥ 255,834
Growth rate	1.00%	1.00%
Pre-tax discount rate	12.50%	12.80%
Music [member] | Music Publishing Cash Generating Unit [member]
Statements [Line Items]
Goodwill	¥ 330,240	¥ 290,833
Growth rate	3.00%	3.00%
Pre-tax discount rate	11.40%	11.10%
Pictures [member]
Statements [Line Items]
Goodwill	¥ 279,949	¥ 259,055
Pictures [member] | Animation Cash Generating Unit [member]
Statements [Line Items]
Goodwill	¥ 141,155	¥ 124,265
Pre-tax discount rate	15.90%	16.20%
Pictures [member] | Animation Cash Generating Unit [member] | Maximum [Member]
Statements [Line Items]
Growth rate	12.00%	15.00%
Pictures [member] | Animation Cash Generating Unit [member] | Minimum [Member]
Statements [Line Items]
Growth rate	5.00%	5.00%